Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,089,474)	$ (532,913)	$ (1,063,179)	$ (4,391,786)	$ (16,226,780)	$ (17,316,254)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of stock for patent expenses	0	0	51,812	0	321,057	321,057
Issuance of stock for services	281,063	50,000	100,000	100,000	200,000	481,063
Contribution of services from noncontrolling interest	29,882	130,831	130,943	1,540,041	2,393,484	2,423,366
Amortization of discount on debt	9,758	2,168	6,505	0	6,505	16,263
Deferred costs	0	0	0	0	103,883	103,883
Change in derivative liability	(1,800)	(5,400)	(16,200)	(32,400)	10,800	9,000
Changes in operating assets and liabilities:
Accounts receivable	(4,530)	0				(4,530)
Tax refund receivable	147,997	242,016	94,019	(5,142)	(147,997)	0
Accrued expenses	97,287	488	95,224	121,148	469,700	566,987
Net cash used in operating activities	(529,817)	(112,810)	(600,876)	(2,668,139)	(12,869,348)	(13,399,165)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from demand note payable	0	60,000	60,000	0	60,000	60,000
Proceeds from convertible note payable	0	100,000	100,000	0	100,000	100,000
Issuance of stock	805,000	200,000	445,000	540,000	12,115,000	12,920,000
Exercise of warrants	50,000	0	0	0	765,000	815,000
Payment of deferred costs	0	0	0	0	(103,883)	(103,883)
Net cash provided by financing activities	855,000	360,000	605,000	540,000	12,936,117	13,791,117
Net increase (decrease) in cash and cash equivalents	325,183	247,190	4,124	(2,128,139)	66,769	391,952
Cash and cash equivalents - beginning of the period	66,769	62,645	62,645	2,190,784	0	0
Cash and cash equivalents - end of the period	391,952	309,835	66,769	62,645	66,769	391,952
Supplemental disclosure of cash flow information:
Cash paid for interest	2,000	0	2,000	0	2,000	4,000
Supplemental disclosure of non-cash financing activities:
Conversion of demand note payable to common stock	60,000	0				60,000
Issuance of stock for services	200,000	50,000				200,000
Promissory notes received from issuance of stock	0	150,000	110,000	567,000	677,000	677,000
Discount on debt issued with warrants	$ 0	$ 32,525	$ 32,525	$ 0	$ 32,525	$ 32,525